PROVISIONS - Narrative (Details) - Environmental rehabilitation provision	Dec. 31, 2019	Dec. 31, 2018
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Discount rate	0.00%
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Disclosure of other provisions [line items]
Discount rate		1.83%
inflation rate		2.00%
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Disclosure of other provisions [line items]
Discount rate		2.32%
inflation rate		3.00%